Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 75,415		€ 106,075
Trading securities, assets	[1]	75,210		105,792
Other trading assets	[1]	205		283
Positive market values from derivative financial instruments	[1]	10,140		12,280
Non-trading financial assets mandatory at fair value through profit and loss		8,288	[1]
Financial assets designated at fair value through profit or loss	[1]	104		6,547
Financial assets mandatory at fair value through other comprehensive income		32,517	[1]
Financial assets available for sale				29,579	[1]
Other financial assets at fair value	[1]	42		0
Total financial assets held at fair value	[1]	126,505		154,480
Financial liabilities held at fair value:
Trading liabilities	[1]	42,548		53,644
Trading securities, liabilities	[1]	42,547		53,644
Other trading liabilities	[1]	1		0
Negative market values from derivative financial instruments	[1]	9,638		9,163
Financial liabilities designated at fair value through profit or loss	[1]	119		4
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1]	201		0
Total financial liabilities held at fair value	[1]	52,505		62,810
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	67,560		69,543
Trading securities, assets	[1]	61,424		62,770
Other trading assets	[1]	6,136		6,773
Positive market values from derivative financial instruments	[1]	301,609		341,413
Non-trading financial assets mandatory at fair value through profit and loss		86,090	[1]
Financial assets designated at fair value through profit or loss	[1]	0		83,242
Financial assets mandatory at fair value through other comprehensive income		18,397	[1]
Financial assets available for sale				15,713	[1]
Other financial assets at fair value	[1],[2]	2,779		3,258
Total financial assets held at fair value	[1]	476,435		513,169
Financial liabilities held at fair value:
Trading liabilities	[1]	17,361		17,817
Trading securities, liabilities	[1]	17,082		17,503
Other trading liabilities	[1]	279		314
Negative market values from derivative financial instruments	[1]	285,561		327,572
Financial liabilities designated at fair value through profit or loss	[1]	51,617		62,426
Investment contract liabilities	[1]	512		574
Other financial liabilities at fair value	[1],[2]	2,658		2,559	[3]
Total financial liabilities held at fair value	[1]	357,709		410,948
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,763		9,043
Trading securities, assets	[1]	4,086		4,634
Other trading assets	[1]	5,676		4,409
Positive market values from derivative financial instruments	[1]	8,309		7,340
Non-trading financial assets mandatory at fair value through profit and loss		6,066	[1]
Financial assets designated at fair value through profit or loss	[1]	0		1,488
Financial assets mandatory at fair value through other comprehensive income		268	[1]
Financial assets available for sale				4,104	[1]
Other financial assets at fair value	[1]	207		47
Total financial assets held at fair value	[1]	24,614		22,022
Financial liabilities held at fair value:
Trading liabilities	[1]	15		2
Trading securities, liabilities	[1]	0		2
Other trading liabilities	[1]	15		0
Negative market values from derivative financial instruments	[1]	6,289		5,992
Financial liabilities designated at fair value through profit or loss	[1]	2,021		1,444
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1],[4]	(611)		(298)
Total financial liabilities held at fair value	[1]	€ 7,714		€ 7,139

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Restatement undertaken represents pure reclass from Note 14 Fair Value of Financial Instruments not carried at Fair Value to Note 13 Financial Instruments carried at Fair Value- no change in amounts. Amounts are carried at fair value.
[4]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.